SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		3 Months Ended								12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) item	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Oct. 01, 2018 USD ($)
Intangible Assets and Goodwill
Goodwill Impairment										$ 265,146,000	$ 3,318,000	$ 0
Impairment of equity securities without readily determinable fair value		$ 51,500,000			$ 51,500,000					51,500,000
Impairment of note receivable and warrant					7,500,000					$ 7,500,000
Number of equity method investments | item		1								1
Equity method investment		$ 1,152,000				$ 0				$ 1,152,000	0
Retained earnings		694,042,000				0				694,042,000	0
Deferred income taxes		52,593,000				44,459,000				52,593,000	44,459,000
Increase (decrease) in deferred revenue										81,431,000	28,136,000	36,409,000
Amortization of capitalized contract costs										109,000,000.0	99,800,000	70,600,000
Current capitalized contract costs	$ 40,600,000	61,514,000				43,069,000				61,514,000	43,069,000
Non-current capitalized contract costs	4,500,000	9,300,000				6,200,000				$ 9,300,000	6,200,000
Period of payment due from customers for accounts receivable										30 days
Current deferred revenue		275,093,000				178,647,000				$ 275,093,000	178,647,000	150,100,000
Non-current deferred revenue		1,500,000				1,300,000				1,500,000	1,300,000	1,700,000
Deferred revenue recognized during period										$ 170,700,000	146,500,000
Maturity period at purchase (less than)										91 days
Marketable debt securities						0					0
Revenue		848,819,000	$ 788,377,000	$ 726,361,000	684,124,000	670,514,000	$ 705,382,000	$ 688,685,000	$ 641,220,000	$ 3,047,681,000	2,705,801,000	2,533,048,000
Accounts receivable, net of allowance and reserves		270,453,000				181,875,000				270,453,000	181,875,000
Building, capitalized software, leasehold improvements and equipment, net		278,251,000				305,414,000				278,251,000	305,414,000
Goodwill		1,879,438,000				1,616,867,000				1,879,438,000	1,616,867,000	1,484,117,000
Intangible assets, net of accumulated amortization		405,840,000				350,150,000				405,840,000	350,150,000
Advertising expense										$ 862,200,000	$ 855,200,000	$ 798,100,000
Estimated weighted-average useful life (in months)										18 months
Put and call arrangements exercised | item										1	1	2
Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	40,300,000
United States
Intangible Assets and Goodwill
Building, capitalized software, leasehold improvements and equipment, net		266,169,000				297,433,000				$ 266,169,000	$ 297,433,000
Foreign Currency Translation Adjustment | Other (Expense) Income, Net
Intangible Assets and Goodwill
Gains (losses) reclassified to earnings										100,000	0	$ (100,000)
Redeemable Noncontrolling Interest
Intangible Assets and Goodwill
Purchase of noncontrolling interests										183,300,000	11,600,000	$ 6,600,000
Software and software development costs
Intangible Assets and Goodwill
Building, capitalized software, leasehold improvements and equipment, net		68,000,000.0				56,300,000				$ 68,000,000.0	$ 56,300,000
Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Concentration risk (as a percent)										16.00%	25.00%	30.00%
Revenue										$ 498,300,000	$ 677,000,000.0	$ 765,600,000
Revenue Benchmark | Geographic Concentration Risk | United States
Intangible Assets and Goodwill
Concentration risk (as a percent)										80.00%
Google Inc.
Intangible Assets and Goodwill
Accounts receivable, net of allowance and reserves		61,900,000				$ 53,000,000.0				$ 61,900,000	$ 53,000,000.0
Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Concentration risk (as a percent)										18.00%	27.00%	33.00%
Mosaic Group | Desktop
Intangible Assets and Goodwill
Goodwill		$ 759,500,000								$ 759,500,000
Handy Technologies, Inc. | Revenue Change
Intangible Assets and Goodwill
Revenue										$ 73,800,000
Desktop | Trade names
Intangible Assets and Goodwill
Impairment charges on indefinite-lived intangible assets												$ 27,700,000
College Humor Media
Intangible Assets and Goodwill
Goodwill Impairment											$ 3,300,000
College Humor Media | Trade names
Intangible Assets and Goodwill
Impairment charges on indefinite-lived intangible assets											$ 700,000	1,100,000
Maximum | Discount Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.250				0.275				0.250	0.275
Maximum | Royalty Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.055								0.055
Minimum | Discount Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.115				0.115				0.115	0.115
Minimum | Royalty Rate | Indefinite-lived Intangible Assets
Intangible Assets and Goodwill
Measurement input (as a percent)		0.010								0.010
Minimum | Mosaic Group | Discount Rate
Intangible Assets and Goodwill
Measurement input (as a percent)		0.150								0.150
Minimum | Desktop | Discount Rate
Intangible Assets and Goodwill
Measurement input (as a percent)						0.125					0.125
ANGI Homeservices
Intangible Assets and Goodwill
Goodwill Impairment										$ 0	$ 0
Period of membership subscription										1 year
Market capitalization													$ 5,500,000,000
Amount by which market capitalization exceeds carrying value													$ 4,300,000,000
Goodwill		$ 892,133,000				$ 884,296,000				$ 892,133,000	884,296,000	895,071,000
ANGI Homeservices | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	25,900,000
Deferred income taxes	8,000,000.0
Current capitalized contract costs	29,700,000
Non-current capitalized contract costs	4,200,000
ANGI Homeservices | Noncontrolling Interests | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	3,400,000
ANGI Homeservices | Operating Segments
Intangible Assets and Goodwill
Goodwill Impairment										0	0
Revenue										$ 1,467,925,000	1,326,205,000	1,132,241,000
ANGI Homeservices | Angie's List [Member]
Intangible Assets and Goodwill
Period of membership subscription										1 year
Vimeo | Operating Segments
Intangible Assets and Goodwill
Goodwill Impairment										$ 0	0
Revenue										$ 283,218,000	196,015,000	159,641,000
Vimeo | Maximum
Intangible Assets and Goodwill
Period of membership subscription										3 years
Vimeo | Minimum
Intangible Assets and Goodwill
Period of membership subscription										1 month
Publishing and Applications | Google Inc.
Intangible Assets and Goodwill
Revenue										$ 556,400,000	733,500,000	825,200,000
Dotdash | Operating Segments
Intangible Assets and Goodwill
Goodwill Impairment										0	0
Revenue										213,753,000	167,594,000	130,991,000
Search
Intangible Assets and Goodwill
Goodwill Impairment										265,146,000	0
Goodwill		$ 0				$ 265,146,000				0	265,146,000	265,146,000
Search | Accounting Standards Update 2014-09
Intangible Assets and Goodwill
Retained earnings	15,500,000
Deferred income taxes	4,900,000
Increase (decrease) in deferred revenue	$ (20,300,000)
Search | Operating Segments
Intangible Assets and Goodwill
Goodwill Impairment										265,146,000	0
Revenue										613,274,000	742,184,000	823,950,000
Search | Ask Media Group | Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Revenue										344,800,000	385,900,000	339,000,000.0
Search | Desktop
Intangible Assets and Goodwill
Goodwill Impairment			53,200,000		212,000,000.0					265,100,000
Impairment charges on indefinite-lived intangible assets			$ 10,800,000		$ 21,400,000					32,200,000
Search | Desktop | Google Inc. | Revenue | Customer Concentration Risk
Intangible Assets and Goodwill
Revenue										$ 153,500,000	$ 291,100,000	$ 426,500,000
Search | Maximum | Desktop
Intangible Assets and Goodwill
Period of membership subscription										2 years
Search | Minimum | Desktop
Intangible Assets and Goodwill
Period of membership subscription										1 year